SHARE BASED COMPENSATION (Schedule of Restricted stock ) (Details) - Restricted stock [Member] - ¥ / shares		12 Months Ended
	Oct. 14, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Outstanding at beginning of year (in shares)		415,521	861,522
Granted (in shares)	135,227	0	0
Issued (in shares)		(216,259)	(433,918)
Forfeited or expired (in shares)		(2,625)	(12,083)
Outstanding at end of year (in shares)	811,359	196,637	415,521	861,522
Shares vested but not issued at end of year (in shares)		49,500	34,962
Grant-date fair value
Outstanding at beginning of year		¥ 22.28	¥ 21.94
Granted		0	0
Issued		21.25	22.94
Forfeited or expired		20.36	21.72
Outstanding at end of year		20.5	22.28	¥ 21.94
Shares vested but not issued at end of year		¥ 21.44	¥ 22.73
Weighted Average Remaining Contractual Term
Granted		0 years	0 years
Forfeited or expired		1 year 5 months 19 days	2 years 4 months 20 days
Shares vested but not issued at the end of the period		0 years	0 years
Outstanding at end of year		1 year 3 months 14 days	1 year 10 months 20 days	2 years 7 months 2 days